Schedule of Income (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net (loss)/income attributable to Pyxis Tankers Inc.	$ 5,237	$ (1,237)
Dividend Series A Convertible Preferred Stock
Net (loss)/income attributable to common shareholders	$ 5,237	$ (1,237)
Weighted average number of common shares, basic	10,290,343	10,417,915
Weighted average number of common shares, diluted	10,290,343	10,417,915
(Loss)/Income per common share, basic	$ 0.51	$ (0.12)
(Loss)/Income per common share, diluted	$ 0.51	$ (0.12)